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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment [ ]; Amendment Number : _ _ _ _ _ _

         This Amendment (Check only one.):         [ ] is a restatement.
                                                   [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
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Address: 100 Summit Lake Drive
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         Valhalla, NY 10595
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Form 13F File Number:        28-04764
                             -------------


         The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick W. Green
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Title:   President
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Phone:   914-741-5600
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Signature, Place, and Date of Signing:

/s/ Frederick W. Green       Valhalla, New York               8/1/2002
-----------------------      ------------------------         -----------------
[Signature]                  [City, State]                    [Date]





                                      -1-


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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-
---------------------------------           -----------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                   -

Form 13F Information Table Entry Total:              111

Form 13F Information Table Value Total:              $790,660,538 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name

         01                28 -

         02                28 -

         03                28 -

                                      -2-

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Westchester Capital Management, Inc.

30-Jun-02
                                                                                        Item 5
                                                                          Item 4       Shares or    Item 6              Item 8
Item 1                                         Item 2        Item 3    Fair Market     Principal  Investment   Item 7   Voting
Name of Issuer                             Title of Class     CUSIP       Value          Amount   Discretion  Managers Authority

Equities

COMMON STOCK
AmerisourceBergen Corporation               COMMON STOCK    03073E105    1,864,356        24,531 (b) Shared            (a) Sole
Adelphia Communications Corporation CL A    COMMON STOCK    006848105       32,000       200,000 (a) Sole              (a) Sole
American International Group, Inc.          COMMON STOCK    026874107    1,031,092        15,112 (b) Shared            (a) Sole
AT&T Canada Inc.                            COMMON STOCK    00207Q202    6,507,413       204,700 (b) Shared            (a) Sole
AT&T Canada Inc.                            COMMON STOCK    00207Q202   17,481,321       549,900 (a) Sole              (a) Sole
AT&T Wireless Services, Inc.                COMMON STOCK    00209A106       45,185         7,724 (b) Shared            (a) Sole
American Water Works Co., Inc.              COMMON STOCK    030411102    3,050,626        70,600 (b) Shared            (a) Sole
American Water Works Co., Inc.              COMMON STOCK    030411102    4,018,530        93,000 (a) Sole              (a) Sole
Brascan Corporation                         COMMON STOCK    10549P606    1,114,848        48,459 (b) Shared            (a) Sole
Cendant Corp.                               COMMON STOCK    151313103    1,374,335        86,545 (b) Shared            (a) Sole
Cadence Design Systems, Inc.                COMMON STOCK    127387108    4,794,249       297,410 (b) Shared            (a) Sole
Cadence Design Systems, Inc.                COMMON STOCK    127387108    4,584,141       284,376 (a) Sole              (a) Sole
Conectiv                                    COMMON STOCK    206829103    8,785,724       340,400 (b) Shared            (a) Sole
Conectiv                                    COMMON STOCK    206829103   33,645,916     1,303,600 (a) Sole              (a) Sole
Chiles Offshore, Inc.                       COMMON STOCK    16888M104    3,472,600       143,200 (b) Shared            (a) Sole
ChevronTexaco Corporation                   COMMON STOCK    166764100    1,267,497        14,322 (b) Shared            (a) Sole
Castorama Dubois Investissement SA          COMMON STOCK     7155613       422,723         6,600 (b) Shared            (a) Sole
Castorama Dubois Investissement SA          COMMON STOCK     7155613     3,740,462        58,400 (a) Sole              (a) Sole
Dean Foods Company                          COMMON STOCK    242370104    1,379,279        36,978 (b) Shared            (a) Sole
Digene Corporation                          COMMON STOCK    253752109    1,833,696       155,900 (b) Shared            (a) Sole
Digene Corporation                          COMMON STOCK    253752109   10,904,550       927,100 (a) Sole              (a) Sole
Duke Energy Corporation                     COMMON STOCK    264399106      600,945        19,323 (b) Shared            (a) Sole
Devon Energy Corporation                    COMMON STOCK    25179M103    1,066,666        21,645 (b) Shared            (a) Sole

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
Expedia, Inc.                               COMMON STOCK    302125109    4,138,442        69,800 (b) Shared            (a) Sole
Expedia, Inc.                               COMMON STOCK    302125109   21,949,158       370,200 (a) Sole              (a) Sole
FirstEnergy Corp.                           COMMON STOCK    337932107    1,356,964        40,652 (b) Shared            (a) Sole
Finmeccanica SpA ordinary                   COMMON STOCK     5859951     1,817,350     2,391,250 (b) Shared            (a) Sole
Finmeccanica SpA ordinary                   COMMON STOCK     5859951    13,002,650    17,108,750 (a) Sole              (a) Sole
Groupe Bruxelles Lambert SA                 COMMON STOCK     7097328     2,612,350        50,000 (b) Shared            (a) Sole
Groupe Bruxelles Lambert SA                 COMMON STOCK     7097328    13,719,487       262,589 (a) Sole              (a) Sole
Golden State Bancorp Inc.                   COMMON STOCK    381197102    4,168,750       115,000 (b) Shared            (a) Sole
Golden State Bancorp Inc.                   COMMON STOCK    381197102   21,387,500       590,000 (a) Sole              (a) Sole
HNC Software Inc.                           COMMON STOCK    40425P107    3,289,900       197,000 (a) Sole              (a) Sole
Hewlett-Packard Company (Compaq)            COMMON STOCK    428236103      917,564        60,050 (b) Shared            (a) Sole
Hispanic Broadcasting Corporation           COMMON STOCK    43357B104    2,061,900        79,000 (b) Shared            (a) Sole
Hispanic Broadcasting Corporation           COMMON STOCK    43357B104   10,335,600       396,000 (a) Sole              (a) Sole
ICN Pharmaceuticals                         COMMON STOCK    448924100    4,217,987       174,225 (b) Shared            (a) Sole
ICN Pharmaceuticals                         COMMON STOCK    448924100   22,129,756       914,075 (a) Sole              (a) Sole
Immunex Corporation                         COMMON STOCK    452528102    3,907,266       174,900 (b) Shared            (a) Sole
Immunex Corporation                         COMMON STOCK    452528102   15,629,064       699,600 (a) Sole              (a) Sole
Johnson & Johnson                           COMMON STOCK    478160104    2,301,426        44,038 (b) Shared            (a) Sole
WorldCom, Inc. - MCI Group                  COMMON STOCK    98157D304       14,050         8,464 (b) Shared            (a) Sole
McGrath Rentcorp                            COMMON STOCK    580589109    3,032,640       117,000 (b) Shared            (a) Sole
McGrath Rentcorp                            COMMON STOCK    580589109   18,856,800       727,500 (a) Sole              (a) Sole
Mohawk Industries, Inc.                     COMMON STOCK    608190104    1,192,759        19,385 (b) Shared            (a) Sole
MeadWestvaco Corporation                    COMMON STOCK    583334107      709,794        21,150 (b) Shared            (a) Sole
The News Corporation Limited                COMMON STOCK    652487802      303,992        15,392 (b) Shared            (a) Sole
NextWave Telecom,  Inc.                     COMMON STOCK    65332M103      414,865       218,350 (b) Shared            (a) Sole
NextWave Telecom,  Inc.                     COMMON STOCK    65332M103    2,961,055     1,558,450 (a) Sole              (a) Sole
PepsiCo, Inc.                               COMMON STOCK    713448108      674,800        14,000 (b) Shared            (a) Sole
ProLogis Trust                              COMMON STOCK    743410102      557,102        21,427 (b) Shared            (a) Sole
Price Communications Corporation            COMMON STOCK    741437305    7,182,400       448,900 (b) Shared            (a) Sole
Price Communications Corporation            COMMON STOCK    741437305   28,779,200     1,798,700 (a) Sole              (a) Sole
Peregrine Systems, Inc.                     COMMON STOCK    71366Q101        2,176         7,252 (b) Shared            (a) Sole
Pennzoil-Quaker State Co.                   COMMON STOCK    709323109    8,041,455       373,500 (b) Shared            (a) Sole
Pennzoil-Quaker State Co.                   COMMON STOCK    709323109   29,851,345     1,386,500 (a) Sole              (a) Sole
Renault SA ordinary                         COMMON STOCK     4712798     3,787,918        80,999 (a) Sole              (a) Sole
Sanmina Corporation                         COMMON STOCK    800907107      506,314        80,240 (b) Shared            (a) Sole

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
Solectron Corporation                       COMMON STOCK    834182107    1,468,509       238,782 (b) Shared            (a) Sole
PanAmSat Corporation                        COMMON STOCK    697933109    2,219,320        98,200 (b) Shared            (a) Sole
PanAmSat Corporation                        COMMON STOCK    697933109   13,184,840       583,400 (a) Sole              (a) Sole
Swift Transportation Co., Inc.              COMMON STOCK    870756103       46,600         2,000 (b) Shared            (a) Sole
Syratech Corporation                        COMMON STOCK    871824108       19,277        38,554 (a) Sole              (a) Sole
AT&T Corp.                                  COMMON STOCK    001957109   10,272,503       960,047 (b) Shared            (a) Sole
AT&T Corp.                                  COMMON STOCK    001957109   39,163,305     3,660,122 (a) Sole              (a) Sole
Trigon Healthcare, Inc.                     COMMON STOCK    89618L100    8,951,620        89,000 (b) Shared            (a) Sole
Trigon Healthcare, Inc.                     COMMON STOCK    89618L100   29,872,260       297,000 (a) Sole              (a) Sole
TRW Inc.                                    COMMON STOCK    872649108    5,128,200        90,000 (b) Shared            (a) Sole
TRW Inc.                                    COMMON STOCK    872649108   32,763,500       575,000 (a) Sole              (a) Sole
Tyson Foods, Inc.                           COMMON STOCK    902494103    1,071,741        69,100 (b) Shared            (a) Sole
Tyco International Ltd. (Sensormatic)       COMMON STOCK    902124106       45,934         3,400 (b) Shared            (a) Sole
Tyco International Ltd.                     COMMON STOCK    902124106    2,570,953       190,300 (b) Shared            (a) Sole
Tyco International Ltd.                     COMMON STOCK    902124106   14,301,686     1,058,600 (a) Sole              (a) Sole
Valero Energy Corporation                   COMMON STOCK    91913Y100    2,863,565        76,525 (b) Shared            (a) Sole
WorldCom, Inc.                              COMMON STOCK    98157D106       52,900       211,600 (b) Shared            (a) Sole
Washington Mutual, Inc.                     COMMON STOCK    939322103    3,400,909        91,644 (b) Shared            (a) Sole

PREFERRED STOCK

Lucent Technologies 8% convertible pfd.    PREFERRED STOCK  549463305    2,431,250         5,000 (b) Shared            (a) Sole


Fixed Income

CORPORATE BONDS

Dictaphone Corp. callable note             CORPORATE BONDS  253579AA4      671,270     7,066,000 (b) Shared            (a) Sole
11.750% Due 08-01-05
DoubleClick convertible note               CORPORATE BONDS  258609AC0   12,636,239    15,155,000 (a) Sole              (a) Sole
4.750% Due 03-15-06
Juniper Networks convertible note          CORPORATE BONDS  48203RAA2   11,601,000    19,335,000 (a) Sole              (a) Sole
4.750% Due 03-15-07
Redback Networks convertible note          CORPORATE BONDS  757209AB7    1,957,500     4,350,000 (b) Shared            (a) Sole

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
5.000% Due 04-01-07
Redback Networks convertible note          CORPORATE BONDS  757209AB7    7,730,100    17,178,000 (a) Sole              (a) Sole
5.000% Due 04-01-07
TeleCorp PCS Inc. senior subordinated not  CORPORATE BONDS  879299AF2    7,591,440     8,076,000 (b) Shared            (a) Sole
10.625% Due 07-15-10
TeleCorp PCS Inc. senior subordinated not  CORPORATE BONDS  879299AF2   21,183,840    22,536,000 (a) Sole              (a) Sole
10.625% Due 07-15-10
Adelphia Communications senior note        CORPORATE BONDS  006848BJ3      830,000     2,000,000 (a) Sole              (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note        CORPORATE BONDS  006848BE4    3,643,285     8,779,000 (a) Sole              (a) Sole
9.375% Due 11-15-09
Adelphia Communications convertible note   CORPORATE BONDS  006848BH7      560,000     5,600,000 (b) Shared            (a) Sole
3.250% Due 05-01-21
Adelphia Communications convertible note   CORPORATE BONDS  006848BH7    1,715,000    17,150,000 (a) Sole              (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note        CORPORATE BONDS  006848AS4      810,000     2,000,000 (b) Shared            (a) Sole
9.250% Due 10-01-02
Adelphia Communications senior note        CORPORATE BONDS  006848AS4    3,564,000     8,800,000 (a) Sole              (a) Sole
9.250% Due 10-01-02
Cooper Industries note                     CORPORATE BONDS  21666WCB4   19,063,800    18,690,000 (a) Sole              (a) Sole
5.880% Due 02-20-03
Crown Cork & Seal note                     CORPORATE BONDS  228255AM7   10,279,875    10,410,000 (a) Sole              (a) Sole
7.125% Due 09-01-02
Charter Communications convertible note    CORPORATE BONDS  16117MAB3    7,844,000    14,800,000 (a) Sole              (a) Sole
5.750% Due 10-15-05
Amdocs Limited convertible note            CORPORATE BONDS  02342TAB5   16,507,200    19,000,000 (a) Sole              (a) Sole
2.000% Due 06-01-08
Enron Corporation convertible note         CORPORATE BONDS  293561CD6      717,570     7,973,000 (b) Shared            (a) Sole
0.000% Due 02-07-21
Enron Corporation convertible note         CORPORATE BONDS  293561CD6    6,338,430    70,427,000 (a) Sole              (a) Sole
0.000% Due 02-07-21
Network Associates convertible note        CORPORATE BONDS  640938AB2    1,410,000     3,000,000 (a) Sole              (a) Sole
0.000% Due 02-13-18
Pennzoil-Quaker State note                 CORPORATE BONDS  709323AA7      582,400       560,000 (b) Shared            (a) Sole
6.750% Due 04-01-09


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
Pennzoil-Quaker State note                 CORPORATE BONDS  709323AC3    9,407,000     9,200,000 (a) Sole              (a) Sole
9.400% Due 12-01-02
Tritel PCS senior subordinated note        CORPORATE BONDS  89675QAD1    1,069,720     1,138,000 (b) Shared            (a) Sole
10.375% Due 01-15-11
Tritel PCS senior subordinated note        CORPORATE BONDS  89675QAD1    5,800,740     6,171,000 (a) Sole              (a) Sole
10.375% Due 01-15-11
Tyco International Ltd. convertible note   CORPORATE BONDS  902124AC0    9,436,700    15,250,000 (b) Shared            (a) Sole
0.000% Due 11-17-20
Tyco International Ltd. convertible note   CORPORATE BONDS  902124AC0   44,708,300    72,250,000 (a) Sole              (a) Sole
0.000% Due 11-17-20
Tyco International Group note              CORPORATE BONDS  902118AU2    9,750,000    10,000,000 (a) Sole              (a) Sole
6.875% Due 09-05-02
Worldcom Inc. note                         CORPORATE BONDS  98157DAF3      430,000     2,000,000 (b) Shared            (a) Sole
7.375% Due 01-15-03
Worldcom Inc. note                         CORPORATE BONDS  98157DAF3    2,741,250    12,750,000 (a) Sole              (a) Sole
7.375% Due 01-15-03
Worldcom Inc. senior note                  CORPORATE BONDS  98157DAB2    1,470,587     8,285,000 (b) Shared            (a) Sole
7.875% Due 05-15-03
Worldcom Inc. senior note                  CORPORATE BONDS  98157DAB2    2,226,737    12,545,000 (a) Sole              (a) Sole
7.875% Due 05-15-03
Williams Holdings note                     CORPORATE BONDS  968905AC3   15,031,250    16,250,000 (a) Sole              (a) Sole
6.125% Due 12-01-03
Williams Companies, Inc. note              CORPORATE BONDS  969457AU4      992,500     1,000,000 (a) Sole              (a) Sole
6.200% Due 08-01-02
Williams Companies, Inc. note              CORPORATE BONDS  969457AP5   11,700,000    12,000,000 (a) Sole              (a) Sole
6.500% Due 11-15-02

Total                                                                  790,660,538

Total No. of Entries                                                           111